Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property and Equipment
Property and Equipment—Property and equipment is stated at cost.  Depreciation is computed by the straight-line method over estimated useful lives as follows:

Buildings and building improvements	10 to 40 years
Leasehold Improvements	Shorter of lease term or useful life
Equipment and other (including capital leases)	3 to 20 years

At December 31,	2017	2016
Land	$193	$195
Buildings	769	733
Capital leases (a)	162	164
Equipment and other	1,927	1,843
	3,051	2,935
Less accumulated depreciation and amortization	1,771	1,694
Net property and equipment	$1,280	$1,241

(a) Accumulated amortization of capital leases was $112 million and $98 million at December 31, 2017 and 2016, respectively.

Year Ended December 31,	2017	2016	2015
Depreciation expense, including capitalized lease amortization (a)	$203	$205	$212
(a) Amortization expense related to capital leases was $16 million, $17 million and $16 million in 2017, 2016, and 2015, respectively.

Reconciliation from Basic to Diluted Shares
The table below presents a reconciliation of weighted average shares used in the calculation of basic and diluted EPS.

Year Ended December 31,	2017	2016	2015
(in millions)
Weighted average shares for basic EPS	401	444	484
Dilutive effect of shares issuable under stock-based compensation plans	6	4	5
Weighted average shares for diluted EPS	407	448	489